5-85554

10012317

SEC Mail Processing Section

JUL 07 2010

Washington, DC 122

U.S. Securities and Exchange Commission

Washington, D.C. 20549

Form F-X

APPOINTMENT OF AGENT FOR SERVICE OF PROCESS AND UNDERTAKING

A. Name of issuer or person filing ("Filer"): Nekta Holding Ltd.

B. (1) This is:

[X] an original filing for the Filer

[ ] an amended filing for the Filer

(2) Check the following box if you are filing the Form F-X in paper in accordance with Regulation S-T Rule 101(b)(9) [X]

C. Identify the filing in conjunction with which this Form is being filed:

Name of registrant: **IIB Luxembourg S.A.**

Form type: **Form CB**

Filed by: **IIB Luxembourg S.A.**

Date filed (if filed concurrently, so indicate): July 7, 2010 (concurrently with Form CB)

D. The Filer is incorporated or organized under the laws of the British Virgin Islands and has its principal place of business at:

Akara Bldg., 24 De Castro Street, Wickhams Cay I, Road Town, Tortola, British Virgin Islands

E. The Filer designates and appoints **CT CORPORATION SYSTEM** ("Agent") located at:

111 Eighth Avenue, New York, NY 10011

as the agent of the Filer upon whom may be served any process, pleadings, subpoenas, or other papers in

(a) any investigation or administrative proceeding conducted by the Commission; and

(b) any civil suit or action brought against the Filer or to which the Filer has been joined as defendant or respondent, in any appropriate court in any place subject to the jurisdiction of any state or of the United States or of any of its territories or possessions or of the District of Colombia, where the investigation, proceeding or cause of action arises out of or relates to or concerns (i) any offering made or purported to be made in connection with the securities registered or qualified by the Filer on Form CB on February 15, 2000 or any purchases or sales of any security in connection therewith; (ii) the securities in relation to which the obligation to file an annual report on Form 40-F arises, or any purchases or sales of such securities; (iii)

any tender offer for the securities of a Canadian issuer with respect to which filings are made by the Filer with the Commission on Schedule 13E-F, 14D-1F or 14D-9F; or (iv) the securities in relation to which the Filer acts as trustee pursuant to an exemption under Rule 10a-5 under the Trust Indenture Act of 1939. The Filer stipulates and agrees that any civil suit or action or administrative proceeding may be commenced by the service of process upon, and that service of an administrative subpoena shall be effected by service upon such agent for service of process, and that service as aforesaid shall be taken and held in all courts and administrative tribunals to be valid and binding as if personal service thereof had been made

F. Each person filing this Form in connection with:

(a) the use of Form F-9, F-10, 40-F, or SB-2 or Schedule 13K-4F, 14D-1F or 14D-9F stipulates and agrees to appoint a successor agent for service of process and file an amended Form F-X if the Filer discharges the Agent or the Agent is unwilling or unable to accept service on behalf of the Filer at any time until six years have elapsed from the date the issuer of the securities to which such Forms and Schedules relate has ceased reporting under the Exchange Act;

(b) the use of Form F-8, Form F-80 or Form CB stipulates and agrees to appoint a successor agent for service of process and file an amended Form F-X if the Filer discharges the Agent or the Agent is unwilling or unable to accept service on behalf of the Filer at any time until six years have elapsed following the effective date of the latest date of the latest amendment to such Form F-8, Form F-80 or Form CB;

(c) its status as trustee with respect to securities registered on Form F-7, F-8, F-9, F-10, F-80, or SB-2 stipulates and agrees to appoint a successor agent for service of process and file an amended Form F-X if the Filer discharges the Agent or the Agent is unwilling to accept service on behalf of the Filer at any time during which any of the securities subject to the indenture remain outstanding; and

(d) the use of Form 1-A or other Commission form for an offering pursuant to Regulation A stipulates and agrees to appoint a successor agent for service of process and file an amended Form F-X if the Filer discharges the Agent or the Agent is unwilling to accept service on behalf of the Filer at any time until six years have elapsed from the date of the last sale of securities in reliance upon the Regulation A exemption.

Each filer further undertakes to advise the Commission promptly of any change to the Agent's name and address during the applicable period by amendment of this Form, referencing the file number of the relevant form in conjunction with which the amendment is being filed.

G. Each person filing this Form, other than a trustee filing in accordance with General Instruction I.(e) of this Form, undertakes to make available, in person or by telephone, representatives to respond to inquiries made by the Commission staff, and to furnish promptly, when requested to do so by the Commission staff, information relating to: the Forms, Schedules and offering statements described in General Instructions I.(a), I.(b), I.(c), I.(d) and I.(f) of this Form, as applicable, the securities to which such Forms, Schedules and offering statements relate; and the transactions in such securities.

The Filer certifies that it has duly caused this power of attorney, consent, stipulation and agreement to be signed on its behalf by the undersigned, thereunto duly authorized, in Moscow, Russia, this 7th day of July, 2010.

Filer: Nekta Holding Ltd.
Name: Irina Abramenkova
Title: Attorney

This statement has been signed by the following authorized person on behalf of the Agent in the capacities and on the date indicated:

(Signature) .... Michael E. Jones

(Title) .... Assistant Secretary

(Date) July 7, 2010

POWER OF ATTORNEY

By present **NEKTA HOLDING LTD.** (the "Principal"), a company duly incorporated under the laws of the British Virgin Islands, BVI company number 597495, having its registered office at Akara Bldg., 24 De Castro Street, Wickhams Cay I, Road Town – Tortola, B.V.I. appoints Mrs. **Irina Abramenkova**, holder of passport of Russian Federation series and number 45 02 834735 issued by Internal Affairs Department of Pechatniki District of Moscow on 28.06.2002, subdivision code 772-080, to be its lawful attorney (the "Attorney") and in the Principal's name, place and stead to represent the Principal in the Russian Federation and to do all such acts as necessary or in the opinion of the Attorney, expedient in connection with the interests of the Principal, including, without limitation:

1. to conclude any transactions and, on behalf of the Principal, to sign any agreements and other necessary documents related to the Principal's activities,
2. to open and close current, currency and other accounts in banks and other credit organizations in the Russian Federation, to manage the relevant cash funds, as well as to sign settlement (payment) documents, to receive statements of accounts and to do all other acts in connection with the management of the accounts and monies of the Principal.
3. to incorporate and register the Company in the Russian Federation on behalf of the Principal with the power to select a name for the Company and to do all necessary acts related to incorporation of a legal entity, including, without limitation: sign resolutions to incorporate legal entities and constituent documents; approve the resolution to issue shares, offering prospectus and shares issue statement; pay a contribution to the charter capital, purchase shares and stock of legal entities, approve seal designs, appoint sole and collective executive bodies, apply for registration of legal entities in government authorities, act in connection with registration of trademarks and service marks, receive original registration documents, certificates and notices.
4. to represent the Principal before any governmental, public and commercial organizations in the Russian Federation with regard to any and all issues relating to the activities of the Principal and its legal entities, including, but not limited to, tax authorities, anti-monopoly authorities, bodies registering securities issues and federal intellectual property agencies.
5. to take part, in the name and on behalf of the Principal, in any civil proceedings in all courts (court of general jurisdiction, arbitration courts and tribunals), including trials on the merits, as well as in any appellate, cassational and supervisory courts with all rights, granted by law to plaintiff, defendant, third party, complainant, including the right to sign statements of claim and statements of defense, application for interim relief, submission of the case to superior court, changing the subject and grounds of the claim, complete or partial withdrawal of claim, amicable settlement, signing of notices of motion for new trial due to newly discovered evidence, appellation against judicial act of any court, arbitration court, enforcement or quashing writs of execution, appellation against actions of sheriff, with the right to collect, process and receive any documents, necessary to carry our these orders, and in general, to do any acts in connection with the carrying out of these instructions, including the right to receive awarded property.

The Attorney may in his sole discretion appoint a substitute or substitutes to carry out any of the objects herein authorized and may revoke any such appointment or appointments, which includes provision of any Power of Attorney to other persons.

This power of attorney is effective from 3rd August, 2009 and shall be valid for one (1) year from the date of its signing.

In Witness WHEREOF the above Power of Attorney was duly executed this 3rd day of August, 2009

Katia Solano
Director

REPUBLICA de PANAMA
* TIMBRE NACIONAL *
≡006.00
P.B. 0945

Yo, [illegible] CERRUD, Notario Público Quinto del Circuito de Panamá, con Cédula Número 8-171-301

CERTIFICO:

Que dada la certeza de la identidad de (los) sujeto(s) que firmó (firmaron) el presente documento, su(s) firma(s) es (son) auténtica(s).

Panamá ____________ 2009

LCDO. [illegible]
Notario Público [illegible]

REPUBLICA DE PANAMA

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APOSTILLE

Convention de la haye du 5 octobre 1961

1 País PANAMA

El presente documento público

2 ha sido firmado por ____________

3 quien actua en calidad ____________

4 y esta revestido del sello/timbre de ____________

CERTIFICADO

07 AGO 2009

5 EN Panamá____________ 6 el día ______

7 por DIRECCION ADMINISTRATIVA

8 Bajo el número 65142

9 Sello/timbre 10 Firma

REPUBLICA DE PANAMA
DEPARTAMENTO DE TESORERIA

Esta Autenticación no implica responsabilidad en cuanto al contenido del documento